Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000009466 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000009466 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009466 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009466 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009466 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009466 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009466 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009466 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009466 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009466 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009466 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000009466 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009466 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009466 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009466 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009466 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009466 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000009466 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000009466 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000009466 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000009466 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000071456 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000071456 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000071456 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000071456 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000071456 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000071456 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000071456 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071456 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071456 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000071456 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000071456 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000071456 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000071456 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000071456 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000071456 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000071456 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000071456 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000071456 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000071456 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000071456 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000071456 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000009467 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000009467 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009467 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009467 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009467 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009467 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009467 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009467 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009467 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009467 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009467 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000009467 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009467 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009467 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009467 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009467 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009467 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000009467 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000009467 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000009467 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000009467 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000217516 | FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000217516 | FR_B1W4V6907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217516 | FR_171779309
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217516 | FR_B283W9907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217516 | FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217516 | FR_079087003
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217516 | FR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217516 | FR_529412900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217516 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217516 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217516 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217516 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217516 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217516 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217516 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217516 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217516 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000217516 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217516 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217516 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000217516 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000217516 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000217516 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217516 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217516 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217516 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217516 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217516 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217516 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217516 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000217516 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000217516 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000217517 | FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000217517 | FR_B1W4V6907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217517 | FR_171779309
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217517 | FR_B283W9907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217517 | FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217517 | FR_079087003
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217517 | FR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217517 | FR_529412900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217517 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217517 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217517 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217517 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217517 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217517 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217517 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217517 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217517 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000217517 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217517 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217517 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000217517 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000217517 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000217517 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217517 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217517 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217517 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217517 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217517 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217517 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217517 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000217517 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000217517 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000039201 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000039201 | FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000039201 | FR_ACI07KLY6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000039201 | FR_608625901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000039201 | FR_730968906
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000039201 | FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000039201 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000039201 | FR_570594903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000039201 | FR_710889908
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039201 | FR_664310000
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000039201 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039201 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000039201 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039201 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000039201 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000039201 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000039201 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000039201 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000039201 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000039201 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000039201 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000039201 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000039201 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000039201 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000039201 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000039201 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000039201 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000039201 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000039201 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000039201 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000039201 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000039201 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000039201 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000039201 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000039201 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000039201 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000039201 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000123188 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123188 | FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000123188 | FR_ACI07KLY6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123188 | FR_608625901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123188 | FR_730968906
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000123188 | FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000123188 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000123188 | FR_570594903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000123188 | FR_710889908
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000123188 | FR_664310000
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000123188 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123188 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000123188 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123188 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000123188 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000123188 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123188 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000123188 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000123188 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000123188 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000123188 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000123188 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000123188 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000123188 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123188 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123188 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000123188 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000123188 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000123188 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000123188 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000123188 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000123188 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000123188 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123188 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000123188 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123188 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000123188 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000200995 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200995 | FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200995 | FR_ACI07KLY6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200995 | FR_608625901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200995 | FR_730968906
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200995 | FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200995 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200995 | FR_570594903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200995 | FR_710889908
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200995 | FR_664310000
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200995 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200995 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200995 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200995 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200995 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200995 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200995 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200995 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000200995 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000200995 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000200995 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000200995 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000200995 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000200995 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200995 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000200995 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200995 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000200995 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200995 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000200995 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000200995 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000200995 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200995 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200995 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200995 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200995 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200995 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000009468 | FR_298785JH0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009468 | FR_3135G05Q2
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009468 | FR_313385SY3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009468 | FR_500769KD5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009468 | FR_3130A6RM1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009468 | FR_31358DJP0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009468 | FR_313385TE6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009468 | FR_3133EPCF0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009468 | FR_3130AFFX0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009468 | FR_3135G05Y5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009468 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000009468 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009468 | AssetSenior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009468 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009468 | AssetForeign Government & Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009468 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009468 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000009468 | AssetCorporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000009468 | AssetMortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000110199 | FR_298785JH0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110199 | FR_3135G05Q2
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110199 | FR_313385SY3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110199 | FR_500769KD5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110199 | FR_3130A6RM1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110199 | FR_31358DJP0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110199 | FR_313385TE6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110199 | FR_3133EPCF0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000110199 | FR_3130AFFX0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000110199 | FR_3135G05Y5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000110199 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000110199 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000110199 | AssetSenior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000110199 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110199 | AssetForeign Government & Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110199 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110199 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000110199 | AssetCorporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000110199 | AssetMortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000200994 | FR_298785JH0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200994 | FR_3135G05Q2
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200994 | FR_313385SY3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200994 | FR_500769KD5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200994 | FR_3130A6RM1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200994 | FR_31358DJP0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200994 | FR_313385TE6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200994 | FR_3133EPCF0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200994 | FR_3130AFFX0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200994 | FR_3135G05Y5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200994 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000200994 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200994 | AssetSenior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200994 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200994 | AssetForeign Government & Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200994 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200994 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000200994 | AssetCorporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000200994 | AssetMortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.50%

[1]	Amount is less then 0.05%.
[2]	Amount is less then 0.05%.
[3]	Amount is less then 0.05%.